UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2019

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2019

Advised by NorthCoast Asset Management, LLC

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the CAN SLIM® Select Growth Fund will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.northcoastam.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 558-9105.

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Performance Information	6

Schedule of Investments	7

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	26

Expense Example	27

Trustees and Executive Officers	29

Federal Tax Information	34

Additional Information	35

Privacy Notice	36

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Annual Report, March 2019

“To understand the things that are at our door is the best preparation for understanding those that lie beyond.”  –  Hypatia

Stocks traded in a series of volatile sessions throughout the holiday season and finished the month of December in negative territory. Investors continued to weigh the possible impacts of slowing global growth, geopolitical trade disputes and the partial U.S. government shutdown. Major U.S. indices such as the S&P 500® and Dow Jones Industrial Average suffered their worst Decembers since 2008. The technology-heavy NASDAQ composite fell into bear market territory on 12/21 declining over 20% off its high in late August. The previously high-flying tech sector has taken the brunt of this market downturn as investors shed the risk associated with this expensive sector.

Then U.S. stocks closed out Q1 2019 with a positive March and notched the largest quarterly gains since 1998. The uptick was driven in part by growing consensus that the U.S. Federal Reserve will hold interest rates low due to concerns of slowing global economic growth and by some renewed optimism about U.S. – China trade talks. Valuations were also more attractive after the volatile market decline pared back stock prices in the final months of 2018. Domestic equities have recouped almost all of last year’s 4th quarter losses and prices have returned to more elevated levels.

The recent swings made us think of how investors measure and react to risk. Let’s start by asking a few questions…

1) Suppose you had $100 in a savings account and the interest rate was 2% per year. After 5 years, how much do you think you would have in the account if you left the money to grow? A) More than $102; B) Exactly $102; C) Less than $102; D) Don’t know

2) Imagine that the interest rate on your savings account was 1% per year and inflation was 2% per year. After 1 year, with the money in this account, would you be able to buy?  A) More than today; B) Exactly the same as today; C) Less than today; D) Don’t know

3) Do you think the following statement is true or false? Buying a single company stock usually provides a safer return than a stock mutual fund. A) True; B) False; C) Don’t know

CAN SLIM® SELECT GROWTH FUND

According to the Global Financial Literacy Excellence Center, only 1/3 of Americans will answer these three questions correctly.  They are the basis of every financial literacy quiz and not only is the number of Americans answering correctly falling in recent years but the U.S. rate is also below the global rate.  By the way, answers to the above questions are A, C, and B.  Financial literacy is an issue we should address. As more people live paycheck to paycheck and savings rates continue to decline, there is no time like the present.  Without a rudimentary understanding of interest or compounding, how can people make sound financial decisions?

I know our shareholders would score way above the national average on this quiz.  Through hard work and education, I assume our shareholders have made many good financial decisions and amassed wealth because of them.  This did get me thinking, though, what is the ensuing quiz for someone that has done well?  What should they know now in order to make the most from their investments?  I came up with the following short quiz with the belief that someone with a good understanding of the following portfolio management concepts should have a better chance of living the financial life they desire:

1) Investor’s expectation of additional return to balance for return uncertainty is known as: A) Risk premium; B) Risk free rate; C) Risk adjusted return

2) A portfolio’s beta is the relationship between the: A) Percentage of bonds vs. the percentage of stocks in the portfolio; B) Historic return of the portfolio vs. market; C) Expected return of the portfolio and the expected return of the market portfolio

3) What does the Sharpe ratio measure? A) Company’s earnings before interest, taxes, depreciation and amortization relative to its stock price; B) An investment’s return relative to its benchmark; C) Return a manager produced relative to the risk he or she took to earn that return

These might be tricky because they probably aren’t concepts you would spend much time on but, to us, they are our livelihood.  Risk premium (question 1, A) Beta (question 2, C), and Sharpe ratio (question 3, C) are the business we are in – the pursuit of producing above average returns for the risks we take.

Since October 2005, the CAN SLIM® Select Growth Fund’s (the “Fund”) inception, it has produced a Sharpe ratio of 0.3 with a beta versus the S&P 500® Index of 0.70 (10/1/05-3/3/19).

In the near-term, the Fund hedged risk during December’s decline and in the first quarter.  The Fund held near 40% cash and cash equivalents

CAN SLIM® SELECT GROWTH FUND

at times over the last 3 months (12/31/18 – 3/31/19) and still produced a return of +9.00%.

The Fund seeks long-term capital appreciation and invests primarily in common stocks of all sizes exhibiting accelerated earnings growth, market leadership and other growth characteristics. While the Fund seeks top stocks based on the CAN SLIM® criteria, it also utilizes a “cash-scaling” approach that seeks to protect assets during downturns in the market. The Fund seeks to participate in market growth with less volatility and risk over a full market cycle. While only a portion of a full market cycle, the Fund delivered on these objectives over the recent year.

While we know these strong accolades referenced above will not always be present and also know there will be pockets when the Fund outperforms and underperforms the general market and its competitors, it always seeks to participate in growth while aiming to preserve capital in major bear markets.  Understanding risk premium, beta, and Sharpe ratio are key concepts to making better investment decisions.  This is the vernacular of portfolio management and could be the difference in making a good financial decision beyond the door.

Moving into Q2 – With so much attention on the Federal Reserve, equities may have unexpected reactions to both positive and negative news. Investors may have to keep in mind the impacts of slowing growth versus rising interest rates.  Economic data pointing to possible slowing growth could actually bolster stocks because the possibility of near-term rate increases would become less likely. We have been monitoring this development for a long time to understand all of its impacts independent of the implications on rate policy. We entered April 2018 with 77% of the Fund’s assets invested in equities. We feel confident with the room to increase exposure in the case of more positive data in the coming weeks and months, and to scale to more cash should the data turn more negative.

Thank you for your business.  As Adviser to the Fund it is a privilege for NorthCoast to serve you and we will continue to strive for success together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

CAN SLIM® SELECT GROWTH FUND

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

Sharpe Ratio is a measure that indicates the average return minus the risk-free return divided by the standard deviation of return on an investment.

Beta is a measure of the volatility, or systematic risk, of an individual stock/portfolio in comparison to the unsystematic risk of the entire market/benchmark.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Dow Jones Industrial Average (DJIA) is a stock market index. Owned by Dow Jones & Company, it measures the daily price movements of 30 large American companies on the Nasdaq and the New York Stock Exchange.

The NASDAQ Composite is a stock market index of the common stocks and similar securities (e.g. ADRs, tracking stocks, limited partnership interests) listed on the NASDAQ stock market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

Earnings growth is not representative of the Fund’s future performance.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2019 (UNAUDITED)

* Cash equivalents and liabilities in excess of other assets.

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX (UNAUDITED)

Average annual returns for the periods ended March 31, 2019:

					Since
					Inception
	1 Year	3 Year	5 Year	10 Year	(9/26/05)
CAN SLIM® Select
Growth Fund	-2.74%	7.38%	5.19%	9.55%	5.81%
S&P 500® Index	9.50%	13.51%	10.91%	15.92%	8.73%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019

Shares		Value

COMMON STOCKS: 79.8%

Aerospace & Defense: 2.3%
3,712	Harris Corp.	$592,844
5,414	Spirit AeroSystems
	Holdings, Inc. - Class A	495,543
		1,088,387
Airlines: 2.0%
8,499	Alaska Air Group, Inc.	476,964
9,250	Southwest Airlines Co.	480,167
		957,131
Auto Parts & Equipment: 2.0%
10,290	Allison Transmission Holdings, Inc.	462,227
3,578	Lear Corp.	485,570
		947,797
Banks: 2.2%
15,365	Flagstar Bancorp, Inc.[1]	505,816
10,204	Popular, Inc.	531,934
		1,037,750
Beverages: 3.2%
10,107	Coca-Cola European Partners PLC	522,936
37,477	Cott Corp.	547,539
8,897	Monster Beverage Corp.[1]	485,599
		1,556,074
Biotechnology: 4.0%
1,740	Biogen, Inc.[1]	411,301
5,949	Incyte Corp.[1]	511,674
4,121	United Therapeutics Corp.[1]	483,682
2,752	Vertex Pharmaceuticals, Inc.[1]	506,230
		1,912,887
Building Materials: 1.0%
20,303	Louisiana Pacific Corp.	494,987

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019 (CONTINUED)

Shares		Value

COMMON STOCKS: 79.8% (Continued)

Computers: 1.0%
24,416	HP, Inc.	$474,403

Distribution & Wholesale: 1.3%
14,043	HD Supply Holdings, Inc.[1]	608,764

Diversified Financial Services: 6.7%
21,976	Ally Financial, Inc.	604,120
10,848	The Charles Schwab Corp.	463,860
10,444	E*TRADE Financial Corp.	484,915
8,927	LPL Financial Holdings, Inc.	621,766
21,070	Meta Financial Group, Inc.	414,658
19,974	OneMain Holdings, Inc.[1]	634,174
		3,223,493
Electric: 1.0%
9,846	Exelon Corp.	493,580

Electronics: 2.2%
6,713	Keysight Technologies, Inc.[1]	585,373
25,112	Vishay Intertechnology, Inc.	463,819
		1,049,192
Environmental Control: 1.2%
9,619	Tetra Tech, Inc.	573,196

Food: 1.0%
19,733	The Kroger Co.	485,432

Healthcare Products: 2.2%
4,743	Hill-Rom Holdings, Inc.	502,094
4,000	Masimo Corp.[1]	553,120
		1,055,214
Healthcare Services: 5.3%
4,020	Amedisys, Inc.[1]	495,505
1,596	Anthem, Inc.	458,020
1,896	Chemed Corp.	606,853

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019 (CONTINUED)

Shares		Value

COMMON STOCKS: 79.8% (Continued)

Healthcare Services: 5.3% (Continued)
3,737	HCA Holdings, Inc.	$487,230
2,003	UnitedHealth Group, Inc.	495,262
		2,542,870
Home Furnishings: 2.1%
12,281	Sony Corp. - ADR[1]	518,749
3,704	Whirlpool Corp.	492,225
		1,010,974
Insurance: 5.5%
5,196	The Allstate Corp.	489,359
26,238	Ambac Financial Group, Inc.[1]	475,433
12,413	Employers Holdings, Inc.	497,885
49,393	MGIC Investment Corp.[1]	651,494
3,736	Reinsurance Group of America, Inc.	530,437
		2,644,608
Internet: 6.8%
643	Amazon.com, Inc.[1]	1,145,022
324	Booking Holdings, Inc.[1]	565,351
6,213	CDW Corp.	598,747
3,127	F5 Networks, Inc.[1]	490,720
13,242	Yelp, Inc.[1]	456,849
		3,256,689
Iron/Steel: 0.9%
16,758	Ternium SA - ADR	456,153

Lodging: 1.4%
7,958	Hilton Worldwide Holdings, Inc.	661,389

Miscellaneous Manufacturing: 1.0%
9,288	Textron, Inc.	470,530

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019 (CONTINUED)

Shares		Value

COMMON STOCKS: 79.8% (Continued)

Oil & Gas: 2.1%
4,420	Chevron Corp.	$544,456
7,008	ConocoPhillips	467,714
		1,012,170
Pharmaceuticals: 1.2%
6,668	Merck & Co., Inc.	554,578

Retail: 4.7%
22,137	Abercrombie & Fitch Co. - Class A	606,775
3,153	Advance Auto Parts, Inc.	537,681
7,275	MSC Industrial Direct Co., Inc. - Class A	601,715
5,317	Yum! Brands, Inc.	530,690
		2,276,861
Savings & Loans: 1.0%
12,462	WSFS Financial Corp.	481,033

Semiconductors: 4.3%
13,800	Diodes, Inc.[1]	478,860
11,344	Intel Corp.	609,173
4,541	Mellanox Technologies Ltd.[1]	537,473
10,616	Micron Technology, Inc.[1]	438,759
		2,064,265
Shipbuilding: 1.0%
2,367	Huntington Ingalls Industries, Inc.	490,442

Software: 3.3%
8,334	CDK Global, Inc.	490,206
5,677	Citrix Systems, Inc.	565,770
4,644	Fidelity National Information Services, Inc.	525,236
		1,581,212
Telecommunications: 3.4%
2,120	Arista Networks, Inc.[1]	666,655
6,924	T-Mobile US, Inc.[1]	478,449

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019 (CONTINUED)

Shares		Value

COMMON STOCKS: 79.8% (Continued)

Telecommunications: 3.4% (Continued)
8,639	Verizon Communications, Inc.	$510,824
		1,655,928

Transportation: 2.5%
8,347	CSX Corp.	624,523
5,383	Landstar Systems, Inc.	588,846
		1,213,369
TOTAL COMMON STOCKS
(Cost $36,313,520)		38,331,358

INVESTMENT COMPANIES: 15.5%
11,379	iShares 1-3 Year Treasury Bond ETF	957,202
129,208	JPMorgan Ultra-Short Income ETF	6,499,162
TOTAL INVESTMENT COMPANIES
(Cost $7,437,664)		7,456,364

REAL ESTATE INVESTMENT TRUSTS: 2.2%
14,403	Omega Healthcare Investors, Inc.	549,475
2,764	Simon Property Group, Inc.	503,628
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $997,224)		1,053,103

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2019 (CONTINUED)

Shares		Value

SHORT-TERM INVESTMENTS: 2.6%

Money Market Fund: 2.6%
1,233,901	First American Government
	Obligations Fund - Class X, 2.361%[2]	$1,233,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,233,901)		1,233,901
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $45,982,309)		48,074,726
Liabilities in Excess of Other Assets: (0.1)%		(68,221)
TOTAL NET ASSETS: 100.0%		$48,006,505

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Seven-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2019

ASSETS
Investments in securities, at value
(Cost $45,982,309)	$48,074,726
Receivables:
Investment securities sold	1,922,198
Dividends and interest	37,330
Fund shares sold	17,625
Prepaid expenses	11,514
Total assets	50,063,393

LIABILITIES
Payables:
Investment securities purchased	1,918,191
Distribution fees	23,556
Audit fees	22,100
Investment advisory fees, net	19,163
Transfer agent fees	17,286
Administration fees	14,574
Fund shares redeemed	13,159
Fund accounting fees	10,121
Trustee fees	3,457
Chief Compliance Officer fees	2,750
Custody fees	2,183
Other accrued expenses	10,348
Total liabilities	2,056,888
NET ASSETS	$48,006,505

COMPONENTS OF NET ASSETS
Paid-in capital	$45,849,717
Total distributable earnings	2,156,788
Net assets	$48,006,505

COMPUTATION OF NET ASSET VALUE
Net assets	$48,006,505
Shares issued and outstanding (unlimited
number of shares authorized without par value)	3,603,261
Net asset value, offering and redemption price per share	$13.32

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2019

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $8,913)	$784,130
Interest	68,188
Other income	448
Total investment income	852,766

EXPENSES
Investment advisory fees	567,126
Distribution fees	141,782
Transfer agent fees	68,402
Administration fees	57,278
Fund accounting fees	39,800
Registration fees	26,327
Audit fees	22,100
Miscellaneous expense	19,745
Reports to shareholders	13,527
Trustee fees	12,638
Chief Compliance Officer fees	9,500
Custody fees	8,874
Legal fees	7,949
Insurance expense	2,713
Total expenses	997,761
Less: fees waived	(209,456)
Net expenses	788,305
Net investment income	64,461

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and
foreign currency transactions	560,416
Change in net unrealized
appreciation/depreciation on investments	(2,669,231)
Net realized and unrealized loss on
investments and foreign currency transactions	(2,108,815)
Net decrease in net assets
resulting from operations	$(2,044,354)

 The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$64,461	$78,492
Net realized gain on investments and
foreign currency transactions	560,416	9,939,631
Change in net unrealized appreciation/
depreciation on investments	(2,669,231)	(759,955)
Net increase (decrease) in net
assets resulting from operations	(2,044,354)	9,258,168

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(1,894,454)	(10,489,253)[1]

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares[2]	(8,374,327)	(10,222,987)
Total decrease in net assets	(12,313,135)	(11,454,072)

NET ASSETS
Beginning of year	60,319,640	71,773,712
End of year	$48,006,505	$60,319,640

[1]	As disclosed at March 31, 2018, includes net investment income distributions of $107,121 and net realized gain distributions of $10,382,132.
[2]	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2019		March 31, 2018
	Shares	Value	Shares	Value
Shares sold	531,490	$7,460,205	503,655	$7,598,066
Shares issued in
reinvestment
of distributions	140,164	1,785,696	712,433	9,788,836
Shares redeemed[3]	(1,319,388)	(17,620,228)	(1,811,710)	(27,609,889)
Net decrease	(647,734)	$(8,374,327)	(595,622)	$(10,222,987)

[3]	Net of redemption fees of $2,501 and $2,996, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2019	2018	2017	2016	2015
Net asset value,
beginning of year	$14.19	$14.81	$13.48	$14.19	$13.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02	0.02	(0.01)	0.09	0.03
Net realized and unrealized
gains (losses) on investments	(0.43)	2.14	1.43	(0.61)	1.07
Total from
investment operations	(0.41)	2.16	1.42	(0.52)	1.10

LESS DISTRIBUTIONS:
Net investment income	—	(0.03)	(0.01)	(0.02)	—
Realized gains	(0.46)	(2.75)	(0.08)	(0.17)	(0.86)
Total distributions	(0.46)	(2.78)	(0.09)	(0.19)	(0.86)
Paid in capital from
redemption fees (Note 2)[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$13.32	$14.19	$14.81	$13.48	$14.19
Total return	(2.74)%	15.16%	10.55%	(3.66)%	7.99%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$48.0	$60.3	$71.8	$79.6	$128.4
Portfolio turnover rate	183%	218%	242%	277%	224%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.76%	1.66%	1.65%	1.61%	1.59%
After fees waived
and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.39%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.26)%	(0.15)%	(0.33)%	0.40%	0.01%
After fees waived
and expenses absorbed	0.11%	0.12%	(0.07)%	0.62%	0.21%

[1]	Calculated using the average shares outstanding.
[2]	Does not round to $0.01 or ($0.01) per share, as applicable.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the year ended March 31, 2019. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$38,331,358	$—	$—	$38,331,358
Investment
Companies	7,456,364	—	—	7,456,364
Real Estate
Investment Trusts	1,053,103	—	—	1,053,103
Short-Term
Investments	1,233,901	—	—	1,233,901
Total Investments
in Securities	$48,074,726	$—	$—	$48,074,726

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of March 31, 2019, there were no capital loss carryovers or later year losses for the Fund.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

As of year end March 31, 2019, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to foreign currency reclassifications and equalization. For the year ended March 31, 2019, the following adjustments were made:

Distributable Earnings	Paid-In Capital
$(115,242)	$115,242

I.
Recently Issued Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU No. 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU No. 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU No. 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

In August 2018, the FASB released an accounting standards update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has chosen to early adopt some of the eliminated or modified disclosures for the year ended March 31, 2019.

J.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2019 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

term is indefinite and may be terminated only by the Board of Trustees. The amount of fees and expenses waived and reimbursed by the Adviser during the year ended March 31, 2019 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2019, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amount no later than the dates stated.

Expiration	Amount
March 31, 2020	$197,468
March 31, 2021	179,600
March 31, 2022	209,456
Total	$586,524

Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended March 31, 2019, are disclosed in the Statement of Operations.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the year ended March 31, 2019 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended March 31, 2019, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $98,833,053 and $109,741,815, respectively.

There were no purchases or sales of U.S. Government securities for the year ended March 31, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended March 31, 2019 and March 31, 2018 were as follows:

	2019	2018
Distribution paid from:
Ordinary income	$1,493,344	$8,724,000
Capital gain	401,110	1,765,253
Total	$1,894,454	$10,489,253

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2019 (CONTINUED)

As of year end March 31, 2019, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$45,982,309
Gross tax unrealized appreciation	2,893,855
Gross tax unrealized depreciation	(801,438)
Net tax unrealized appreciation	$2,092,417
Undistributed ordinary income	64,371
Undistributed long-term capital gain	—
Total distributable earnings	64,371
Other accumulated loss	—
Total accumulated earnings	$2,156,788

At March 31, 2019, there were no differences between book-basis and tax-basis unrealized appreciation.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended March 31, 2019, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	772,000
Average daily loan outstanding	459,333
Credit facility outstanding as of March 31, 2019	—
Average interest rate	5.50%

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the CAN SLIM® SELECT GROWTH FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CAN SLIM Select Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 30, 2019

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/18 – 3/31/19).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares within 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED) (CONTINUED)

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/18	3/31/19	10/1/18-3/31/19[1]
Actual	$1,000.00	$ 943.30	$6.73
Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.00	$6.99

[1]
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust(1)

Kathleen T. Barr	Trustee	Indefinite	Former owner	1	Independent
(born 1955)		Term;	of a registered		Trustee for
c/o U.S. Bank Global		Since	investment adviser,		the William
Fund Services		November	Productive Capital		Blair Funds
2020 E. Financial Way		2018.	Management, Inc.;		(2013 to
Suite 100			formerly, Chief		present)
Glendora, CA 91741			Administrative		(21 series);
			Officer, Senior		Independent
			Vice President		Trustee for
			and Senior		the
			Managing		AmericaFirst
			Director of		Quantitative
			Allegiant Asset		Funds (2012
			Management		to 2016).
Company (merged
with PNC
Capital Advisors,
LLC in 2009);
formerly, Chief
Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Funds
c/o U.S. Bank Global	Trustee	Since	Industries, Inc.		(23 series),
Fund Services		May	(business consulting);		PNC
2020 E. Financial Way		1991.	formerly, Executive		Advantage
Suite 100			Vice President and		Funds
Glendora, CA 91741			Chief Operating		(1 series).
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term;	Consultant;		The Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May	Executive Officer,
2020 E. Financial Way		1991.	Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate.)

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Eric W. Falkeis	Trustee	Indefinite	Chief	1	Former
(born 1973)		Term;	Executive		Interested
c/o U.S. Bank Global		Since	Officer, Tidal		Trustee,
Fund Services		September	ETF Services		Direxion
2020 E. Financial Way		2011.	Co. (2018 to		Funds
Suite 100			present); formerly,		(22 series),
Glendora, CA 91741			Chief Operating		Direxion
			Officer, Direxion		Shares ETF
			Funds (2013 to		Trust
			2018); formerly,		(112 series)
			Senior Vice		and Direxion
			President and		Insurance
			Chief Financial		Trust (2013
			Officer (and other		to 2018).
positions), U.S.
Bancorp Fund
Services, LLC.

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bank Global		Since	Founder, National
Fund Services		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee,
c/o U.S. Bank Global		Since	formerly, Executive		AMG Funds
Fund Services		May	Vice President,		(61 series);
2020 E. Financial Way		1991.	Investment		Advisory
Suite 100			Company		Board
Glendora, CA 91741			Administration,		Member,
			LLC		Sustainable
			(mutual fund		Growth
			administrator).		Advisers,
LP;
Independent
Director,
Chase
Investment
Counsel.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bancorp
Fund Services		March	Fund Services,
2020 E. Financial Way		2013.	LLC, since
Suite 100	Secretary	Indefinite	July 2007.
Glendora, CA 91741		Term;
Since
February
2008.

Aaron J. Perkovich	Vice	Indefinite	Vice	Not	Not
(born 1973)	President	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bancorp
Fund Services		March	Fund Services,
615 East Michigan St.		2017.	LLC, since
Milwaukee, WI 53202	Treasurer	Indefinite	June 2006.
Term;
Since
August
2016.

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bancorp
Fund Services		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			June 2005.

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bancorp
Fund Services		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			November 2007.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bancorp
Fund Services		August	Fund Services,
615 East Michigan St.		2017.	LLC since
Milwaukee, WI 53202			October 2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	Since	Compliance
Fund Services	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Launder-	Since
	ing	July
	Officer	2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CAN SLIM® SELECT GROWTH FUND

FEDERAL TAX INFORMATION
(UNAUDITED)

For the year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended March 31, 2019 was 13.98%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2019 was 12.73%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2019 was 100.00%.

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INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request, without charge, by calling (800) 558-9105.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank  or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Plaza
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103
_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mses. Kathleen T. Barr, Dorothy A. Berry, and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Select Growth Fund

	FYE 3/31/2019	FYE 3/31/2018
Audit Fees	$19,400	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2019	FYE 3/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2019	FYE 3/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)       /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     June 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     June 4, 2019

By (Signature and Title)       /s/ Aaron J. Perkovich
   Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     June 6, 2019

* Print the name and title of each signing officer under his or her signature.